Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Use of estimates
C.	Use of estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

C.	Use of estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

Risk factors and Company's business condition
D.	Risk factors and Company’s business condition

To date the Company has not generated any revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources and through additional raises of capital, however there can be no assurance that such additional funds will be available on terms acceptable to the Company or that the Company will not incur additional unforeseen costs or expenses. Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

D.	Risk factors and Company’s business condition

The Company has a limited operating history and faces a number of risks, including uncertainties regarding the development of its product. Additionally, the Company expects that it will continue to incur significant operating costs and losses in connection with the development of its products and financing of its business development operations.

As of the date of the financial statements, the continuation of the Company’s activities and its obligations are dependent upon the receipt of financing from its shareholders or new investors

Basis of presentation
A.	Basis of presentation
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A.	Basis of presentation
The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“US GAAP”).
Financial statement in U.S. dollars
B.	Financial statement in U.S. dollars

The functional currency of the Company is the U.S dollar (“dollar”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation”.

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

B.	Financial statement in U.S. dollars

The functional currency of the Company is the U.S dollar (“dollar”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of ASC 830-10, “Foreign Currency Translation”.

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Cash and cash equivalents
C.	Cash and cash equivalents

Cash and cash equivalents consist of cash and demand deposits in banks, and other short-term liquid investments (primarily interest-bearing time deposits) with original maturities of less than three months.

C.	Cash and cash equivalents

Cash and cash equivalents consist of cash and demand deposits in banks, and other short-term liquid investments (primarily interest-bearing time deposits) with original maturities of less than three months.

Fair value of financial instruments
D.	Fair value of financial instruments

The carrying values of cash and cash equivalents, other receivable and prepaid expenses, marketable equity securities loans and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

D.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, other receivable and prepaid expenses, marketable equity securities and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fixed assets
E.	Fixed assets

Property and equipment are presented at cost, net of investment grants received and less accumulated depreciation. Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, as follows:

%
Research equipment and software	25-33
Leasehold improvements	10
Furniture and office equipment	7

E.	Fixed assets

Property and equipment are presented at cost, net of investment grants received and less accumulated depreciation. Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, as follows:

%
Research equipment and software	25-33%
Leasehold improvements	10
Furniture and office equipment	7

Related parties
F.	Related parties

Detailed disclosure has been provided regarding transactions with related parties as defined in Accounting Standards Codification 850 (ASC 850). See Note 14 regarding these transactions.

F.	Related parties

Detailed disclosure has been provided regarding transactions with related parties as defined in Accounting Standards Codification 850 (ASC 850). See Note 13 regarding these transactions.

Share premium
G.	Share premium
A premium representing surplus receipts due to shares on their nominal value (see Note 9).
Liabilities due to termination of employer-employee relations
L.	Share-based compensation

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including employee stock options under the Company’s stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of operations.

The Company recognizes compensation expenses for the value of non-employee awards based on the straight-line method over the requisite service period of each award, net of estimated forfeitures.

The Company estimates the fair value of stock options granted as equity awards using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility is estimated based on volatility of similar companies in the technology sector. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term. The expected option term is calculated for options granted to employees and directors using the “simplified” method. Grants to non-employees are based on the contractual term. Changes in the determination of each of the inputs can affect the fair value of the options granted and the results of operations of the Company.

H.	Liabilities due to termination of employer-employee relations

The employees of the Company are included under Article 14 of the Severance Compensation Act, 1963 (“Article 14”) for a portion of their salaries. According to Article 14, these employees are entitled to monthly deposits made by the Company on their behalf with insurance companies.

Payments in accordance with Article 14 release the Company from any future severance payments (under the Severance Compensation Act, 1963) with respect of those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.

Basic and diluted net loss per share
I.	Basic and diluted net loss per share

Basic loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the year. Diluted loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding plus the number of additional common shares that would have been outstanding if all potentially dilutive common shares had been issued, using the treasury stock method, in accordance with ASC 260-10 “Earnings per Share”. Potentially dilutive common shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

I.	Basic and diluted net loss per share:

Basic loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the year. Diluted loss per share is computed by dividing the net loss applicable to common stockholders by the weighted average number of common shares outstanding plus the number of additional common shares that would have been outstanding if all potentially dilutive common shares had been issued, using the treasury stock method, in accordance with ASC 260-10 “Earnings per Share”. Potentially dilutive common shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

Research and development expenses, net
J.	Research and development expenses, net

Research and development expenses are charged to the statement of operations as incurred. Grants for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from the research and development expenses.

J.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred. Grants for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from the research and development expenses.

Convertible debentures
K.	Convertible debentures

Proceeds from the sale of debt securities with a conversion feature are allocated to equity based on the intrinsic value of such conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”, with a corresponding discount on the debt instrument recorded in liabilities which is amortized in finance expense over the term of the loan.

Convertible notes with characteristics of both liabilities and equity are classified as either debt or equity based on the characteristics of its monetary value, with convertible notes classified as debt being measured at fair value, in accordance with ASC 480-10, “Accounting for Certain Financial instruments with Characteristics of both Liabilities and Equity”.

K.	Convertible debentures:

Proceeds from the sale of debt securities with a conversion feature are allocated to equity based on the intrinsic value of such conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”, with a corresponding discount on the debt instrument recorded in liabilities which is amortized in finance expense over the term of the loan.

Liabilities due to termination of employer-employee relations
H.	Liabilities due to termination of employer-employee relations

The employees of the Company are included under Article 14 of the Severance Compensation Act, 1963 (“Article 14”) for a portion of their salaries. According to Article 14, these employees are entitled to monthly deposits made by the Company on their behalf with insurance companies.

Payments in accordance with Article 14 release the Company from any future severance payments (under the Severance Compensation Act, 1963) with respect of those employees. The aforementioned deposits are not recorded as an asset in the Company’s balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.